Total
Eaton Vance Short Duration Government Income Fund

EATON VANCE GOVERNMENT OPPORTUNITIES FUND

EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

Supplement to Prospectus dated March 1, 2020

The following replaces the Annual Fund Operating Expenses table in “Fees and Expenses of the Fund” under “Eaton Vance Short Duration Government Income Fund – Fund Summary”:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fees	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees	0.25%	0.85%	None
Other Expenses(1)	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	0.85%	1.45%	0.60%
(1)	Other Expenses include borrowing costs (including interest expense) of 0.02%.

March 30, 2020	35165 3.30.20

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Eaton Vance Short Duration Government Income Fund		Class A	Class C	Class I
Management Fees		0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees		0.25%	0.85%	none
Other Expenses	[1]	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses		0.85%	1.45%	0.60%
[1]	Other Expenses include borrowing costs (including interest expense) of 0.02%.